WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 15, 2018	Nov. 22, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Warrant Derivative [Abstract]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Warrants expired
Gain (loss) on warrant derivative			$ 3,046	$ (2,605)
Gain (loss) on fair value derivatives and warrants			$ 3,203	$ (2,732)	$ 3,726